Segmented Information - Summary Of Detailed Information About Geographical Areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Segment revenue	$ 2,608	$ 2,480
Intersegment revenue	(37)	(66)
Revenue	2,571	2,414
Cost of goods sold ("COGS")	1,989	1,910
Gross Margin	582	504
SG&A	272	327
FX loss (gain)	4	4
Operating income (loss)	306	173
PPE	102	96
EI assets - operating leases	686	713
EI assets - finance leases receivable	180	189
Lease ROU assets	61	58
Goodwill	430	422	$ 433
Other non-current financial assets	243	272
Total non-current assets	1,702	1,750
EI [member]
Disclosure of geographical areas [line items]
Revenue	621	668
Cost of goods sold ("COGS")	387	457
Gross Margin	234	211
AMS [member]
Disclosure of geographical areas [line items]
Revenue	494	508
Cost of goods sold ("COGS")	394	407
Gross Margin	100	101
ES [member]
Disclosure of geographical areas [line items]
Revenue	1,456	1,238
Cost of goods sold ("COGS")	1,208	1,046
Gross Margin	248	192
NAM [member]
Disclosure of geographical areas [line items]
Segment revenue	1,719	1,626
Intersegment revenue	(33)	(62)
Revenue	1,686	1,564
Cost of goods sold ("COGS")	1,344	1,222
Gross Margin	342	342
SG&A	149	177
FX loss (gain)	1	(1)
Operating income (loss)	192	166
PPE	90	82
EI assets - operating leases	310	286
EI assets - finance leases receivable	0	0
Lease ROU assets	53	49
Goodwill	166	164
Other non-current financial assets	30	49
Total non-current assets	649	630
NAM [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	156	146
Cost of goods sold ("COGS")	82	76
Gross Margin	74	70
NAM [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	261	279
Cost of goods sold ("COGS")	218	231
Gross Margin	43	48
NAM [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	1,269	1,139
Cost of goods sold ("COGS")	1,044	915
Gross Margin	225	224
LATAM [member]
Disclosure of geographical areas [line items]
Segment revenue	376	407
Intersegment revenue	(0)	0
Revenue	376	407
Cost of goods sold ("COGS")	267	298
Gross Margin	109	109
SG&A	45	64
FX loss (gain)	2	5
Operating income (loss)	62	40
PPE	9	10
EI assets - operating leases	166	185
EI assets - finance leases receivable	0	0
Lease ROU assets	3	3
Goodwill	0	0
Other non-current financial assets	21	23
Total non-current assets	199	221
LATAM [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	279	257
Cost of goods sold ("COGS")	193	182
Gross Margin	86	75
LATAM [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	77	70
Cost of goods sold ("COGS")	56	51
Gross Margin	21	19
LATAM [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	20	80
Cost of goods sold ("COGS")	18	65
Gross Margin	2	15
EH [member]
Disclosure of geographical areas [line items]
Segment revenue	513	447
Intersegment revenue	(4)	(4)
Revenue	509	443
Cost of goods sold ("COGS")	378	390
Gross Margin	131	53
SG&A	78	86
FX loss (gain)	1	0
Operating income (loss)	52	(33)
PPE	3	4
EI assets - operating leases	210	242
EI assets - finance leases receivable	180	189
Lease ROU assets	5	6
Goodwill	264	258
Other non-current financial assets	192	200
Total non-current assets	854	899
EH [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	186	265
Cost of goods sold ("COGS")	112	199
Gross Margin	74	66
EH [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	156	159
Cost of goods sold ("COGS")	120	125
Gross Margin	36	34
EH [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	167	19
Cost of goods sold ("COGS")	146	66
Gross Margin	$ 21	$ (47)